SHARE CAPITAL	12 Months Ended
Dec. 31, 2015
SHARE CAPITAL [Abstract]
SHARE CAPITAL

28.	SHARE CAPITAL

Capital Reorganization

A resolution was approved at the Company’s Special Meeting of Shareholders on January 29, 2016, to effect a capital reorganization with effect from February 3, 2016, for a 1-for-5 reverse share split of the Company’s ordinary shares and to reduce the Company’s authorized share capital from $1,000,000,000 divided into 1,000,000,000 shares of $1.00 par value each to $500,000,000 divided into 500,000,000 shares of $1.00 par value each.

Merger with Frontline 2012

On July 1, 2015, the Company, Frontline Acquisition Ltd, or Frontline Acquisition, a newly formed and wholly-owned subsidiary of the Company, and Frontline 2012 entered into an agreement and plan of merger pursuant to which Frontline Acquisition and Frontline 2012 agreed to enter into a merger transaction, with Frontline 2012 as the surviving legal entity and thus becoming a wholly-owned subsidiary of the Company. For accounting purposes, the acquisition of Frontline 2012 has been treated as a reverse business acquisition. The Merger was completed on November 30, 2015 and shareholders in Frontline 2012 received shares in the Company as merger consideration. One share in Frontline 2012 gave the right to receive 2.55 shares in the Company and 583.6 million shares were issued as merger consideration based on the total number of Frontline 2012 shares of 249.1 million less 6.8 million treasury shares held by Frontline 2012 and 13.46 million Frontline 2012 shares held by the Company, which were cancelled upon completion of the Merger.

The weighted average number of shares outstanding for the years ended December 31, 2014 and 2013 were restated for the effects of the capital reorganization and the reverse business acquisition as follows;

(Number of shares in thousands)	2014	2013
Weighted average shares as previously reported by Frontline 2012	245,468	224,269
Share exchange ratio in reverse business acquisition	2.55	2.55
Weighted average shares, as restated for effect of reverse business acquisition	625,943	571,886

Weighted average shares, as restated for reverse business acquisition and reverse share split	125,189	114,377

The following table summarizes the movement in the number of shares outstanding during the year ended December 31, 2015;

Outstanding shares at December 31, 2014 as previously reported by Frontline 2012	249,100,000
Share exchange ratio in reverse business acquisition	2.55
Outstanding shares at December 31, 2014 after giving effect to reverse acquisition	635,205,000
Shares issued during the year prior to the reverse business acquisition	86,032,865
Cancellation of treasury shares held by Frontline 2012 (6,792,117 shares at exchange ratio of 2.55)	(17,319,898)
Cancellation of Frontline 2012 shares held by the Company (13,460,000 shares at exchange ratio of 2.55)	(34,323,000)
Cancellation of fractional shares	(307)
Effect of reverse business acquisition (conversion of the Company's shares)	112,342,989
Outstanding shares at December 31, 2015	781,937,649

Outstanding shares at December 31, 2015 after giving effect to 1-for-5 reverse share split	156,386,506

Share capital amounts in the balance sheet as of December 31, 2015 and 2014 have not been restated for the 1-for-5 reverse share split.